Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Equity Incentive Plan [Abstract]
Schedule of non-vested shares and weighted average grant date fair value
	Number of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2010	3.666	$230,10
Granted	153.707	41,55
Vested	-154.291	46,05
Unvested as at December 31, 2010	3.082	$39,90

Unvested as at January 1, 2011	3.082	$39,90
Granted	49.867	35,70
Vested	(24.949)	35,10
Unvested as at December 31, 2011	28.000	$36,75

Unvested as at January 1, 2012	28.000	$36,75
Granted	90.667	13,50
Vested	(100.000)	15,67
Unvested as at December 31, 2012	18.667	$36,75